S000024507 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SFT Index 500 Fund | Class 2
Prospectus [Line Items]
Annual Return [Percent]	[1]	17.29%	24.44%	25.71%	(18.47%)	28.03%	17.91%	30.88%	(4.80%)	21.23%	11.44%

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.